Shareholders' Equity - Additional Information (Details)				9 Months Ended
	Mar. 18, 2022 USD ($) shares	Mar. 10, 2022 USD ($) $ / shares shares	Nov. 17, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 £ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 £ / shares
Class Of Stock [Line Items]
Ordinary shares, authorized | shares				400,000,000		160,000,000
Ordinary shares, par value | £ / shares					£ 0.00001		£ 0.00001
Common stock, voting rights				Each holder of ordinary shares is entitled to one vote per ordinary share
Dividends declared or paid				$ 0
Proceeds from issuance of ordinary shares				27,328,000
Stock Issued				963,000
Issuance of ordinary shares, issuance cost				2,600,000
Prepaid expenses and other current assets				$ 8,256,000		$ 10,630,000
Deferred shares conversion rights				no conversion rights
American Depository Shares | Syncona Portfolio Limited
Class Of Stock [Line Items]
Stock issued during period, shares | shares		24,857,144
Stock issued during period, value		$ 26,100,000
Price per ADS | $ / shares		$ 1.05
Proceeds from issuance of ordinary shares		$ 24,200,000
American Depository Shares | Lincoln Park Capital Fund, LLC
Class Of Stock [Line Items]
Stock issued during period, shares | shares	954,208			0
Sale of stock period	36 months
Stock Issued	$ 1,000,000.0
Prepaid expenses and other current assets	200,000
American Depository Shares | Lincoln Park Capital Fund, LLC | Maximum
Class Of Stock [Line Items]
Value of stock available for sale under the purchase agreement	$ 35,000,000.0
American Depository Shares | Jefferies LLC | Open Market Sale Agreement
Class Of Stock [Line Items]
Stock issued during period, shares | shares				3,037,616
Proceeds from issuance of ordinary shares				$ 3,200,000
American Depository Shares | Jefferies LLC | Open Market Sale Agreement | At-the-Market Offerings
Class Of Stock [Line Items]
Maximum offering Sales proceeds from issuance of common stock			$ 75,000,000.0